Related Party Transactions (Details Textual) - USD ($)	1 Months Ended
	Jan. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Mar. 27, 2014	Apr. 09, 2010
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 6,400,000
Vice Chairman
Related Party Transaction [Line Items]
Percentage of ownership (percentage)							5.00%
Notes payable, related party			$ 268,663
Convertible Subordinated Promissory Notes Issued in March 2015 | Convertible Notes Payable | Park City Capital Offshore Master, Ltd
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 1,000,000
Percentage of ownership (percentage)					5.00%
Convertible Subordinated Promissory Notes Issued in March 2015 | Convertible Notes Payable | Christopher L. Doucet and Suzette A. Doucet
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 250,000
Extinguishment of debt	$ 250,000
Convertible Subordinated Promissory Notes Issued in March 2014 | Convertible Notes Payable | Park City Capital Offshore Master, Ltd
Related Party Transaction [Line Items]
Percentage of ownership (percentage)		5.00%				5.00%